Schedule of Minimum Annual Lease Payments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Feb. 29, 2016
Lessee, Lease, Description [Line Items]
July 1 to June 30, 2022		$ 180,456
July 1 to June 30, 2027		240,662
July 1 to June 30, 2023		201,260
July 1 to June 30, 2028		247,882
July 1 to June 30, 2024		224,330
July 1 to June 30, 2029		255,319
July 1 to June 30, 2025		229,312
July 1 to June 30, 2026		$ 233,653
Minimum annual lease payments			$ 870,406
July 1 to June 30, 2022
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	$ 180,456
July 1 to June 30, 2027
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	240,662
July 1 to June 30, 2023
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	201,260
July 1 to June 30, 2028
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	247,882
July 1 to June 30, 2024
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	224,330
July 1 to June 30, 2029
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	255,319
July 1 to June 30, 2025
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	229,312
July 1 to June 30, 2026
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	$ 233,653